Note J - Notes Receivable (Detail) (USD $)	1 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended								12 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended					1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended
	Mar. 31, 2011	Nov. 30, 2010	Dec. 31, 2009	May 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 29, 2012	Jan. 31, 2012	Dec. 31, 2011 Promissory Note [Member] Balance [Member]	Jan. 31, 2012 Original Interest Rate [Member] Pre-Rewrite [Member]	Jan. 31, 2012 Accruing [Member] Pre-Rewrite [Member]	Jan. 31, 2012 Paid Monthly [Member] Post Rewrite [Member]	Dec. 31, 2011 Forclosed Assets [Member] Received [Member]	Dec. 31, 2011 Loans Charged Off [Member]	Mar. 31, 2011 Note Receivable Interest Rate [Member]	Apr. 30, 2012 First Deeds of Trust [Member] Partially Paid Off [Member]	Apr. 30, 2012 Rewritten Existing Loan [Member]	Jan. 31, 2012 Rewritten Existing Loan [Member]	Apr. 30, 2012 Partially Paid Off [Member] Paid Monthly [Member]	Sep. 30, 2012 Partially Paid Off [Member]	Mar. 31, 2012 Partially Paid Off 1 [Member] Paid Monthly [Member]	Mar. 31, 2012 Partially Paid Off 1 [Member]	Sep. 30, 2012 Partially Paid Off 1 [Member]	Feb. 29, 2012 Partially Paid Off 1 [Member]	Dec. 31, 2006 Settlement Agreement With Guarantors [Member] VRMI I [Member]	Dec. 31, 2006 Settlement Agreement With Guarantors [Member]	Dec. 31, 2011 Settlement Agreement With Guarantors [Member]	Mar. 31, 2011 Settlement Agreement With Guarantors [Member]	Dec. 31, 2011 Balance [Member]	Mar. 31, 2011 Balance [Member]	Jul. 31, 2009 Balance [Member]	Jul. 31, 2009 Promissory Note [Member] Fund III [Member]	Jul. 31, 2009 Promissory Note [Member]	Jul. 31, 2009 Construction Loans [Member] Fund III [Member]	Jul. 31, 2009 Construction Loans [Member]	Dec. 31, 2009 Land Loans[Member] VRMI I [Member]	Dec. 31, 2009 Land Loans[Member]	Jul. 31, 2010 Land Loans[Member]	Nov. 30, 2011 Five Loans With Common Guarantor [Member] VRMI II [Member]	Nov. 30, 2010 Five Loans With Common Guarantor [Member] VRMI II [Member]	Nov. 30, 2011 Five Loans With Common Guarantor [Member]	Nov. 30, 2010 Five Loans With Common Guarantor [Member]	Nov. 30, 2011 First Deeds of Trust [Member] VRMI II [Member]	Nov. 30, 2011 First Deeds of Trust [Member]	Mar. 31, 2011 Loans Charged Off [Member]	Mar. 31, 2011 Deficiency Judgment [Member]	Dec. 31, 2011 Balance [Member]	Feb. 29, 2012 TNP Strategic Retail Operating Partnership LP [Member]	Jul. 31, 2009 Promissory Note [Member]
Interest Rate on Notes Receivable												3.00%	5.00%	7.00%														7.00%									7.00%		6.00%											9.00%	7.00%
Loans and Leases Receivable, Allowance					$ 20,807,000		$ 17,250,000	$ 14,131,000												$ 3,000,000																	$ 2,800,000				$ 200,000		$ 4,200,000
Accrued Interest Reclassified To Notes Receivable										1,000,000
Allowance for Loan and Lease Losses, Provision for Loss, Net					815,000	956,000													800,000
Increase (Decrease) in Notes Receivables							3,580,000											700,000			33,000		3,000	50,000
Financing Receivable, Net					0		0	0			1,300,000											500,000			1,200,000	1,300,000	1,300,000	1,500,000			68,000		1,200,000		2,400,000	1,200,000	1,300,000	6,100,000	5,600,000	48,000		1,100,000		19,000,000					2,500
Financing Receivable, Gross																																																		1,040,000
PercentageOfProceedsOfTNPTrustsPublicOffering									25.00%
Promissory Note Annual Installments				500																								7
Proceeds from Collection of Notes Receivable					226,000	91,000	505,000	161,000																				100,000	88,000
Final Payment Accepted															300,000														400,000
Origination of Notes Receivable from Related Parties																																		1,300,000	1,400,000
Repayment of Notes Receivable from Related Parties																																			3,900,000		1,600,000	2,000,000	1,800,000
Promissory Note Months																																			60		60		60
Remaining Balance of Loan to be Reclassified			1,100,000																																				1,200,000
Note Receivable Reserves	1,200,000																														5,600,000																2,900,000
Proceeds from Sale of Notes Receivable		10,400,000
Balance per consolidated balance sheets (in Dollars) (in Dollars)					27,140,000		31,777,000									3,900,000																													500,000	9,000,000
Proceeds From Settlements	$ 1,200,000																													$ 5,000,000		$ 3,000,000																$ 2,800,000
Investment Interest Rate	9.00%																9.00%